UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
		          Washington, D.C. 20549

				Form 13F-HR

			     FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 	 March 31, 2011
					      -----------------------


Check here if Amendment [ ]; Amendment Number:   1
						-------------
	This Amendment (Check only one.):	[x] is a restatement.
                                		[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 	   Jaffetilchin Investment Partners, LLC
Address:   15350 N. Florida Ave
	   Tampa, FL 33613


Form 13F File Number: 028-12539

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	 Scott Jones
Title:   Compliance Officer
Phone:	 813-963-2500


Signature, Place, and Date of Signing:

/S/ Scott Jones      	Tampa,FL	  4/14/2011
-------------------    -----------	  -------------
[Signature]            [City, State]      [Date]


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0
                                        --------------

Form 13F Information Table Entry Total:      102
                                        --------------

Form 13F Information Table Value Total:   70,174.08
                                        --------------
                                          (thousands)



List of Other Included Managers:

NONE


Provide a numbered list of the names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.

No.    Form 13F File Number    Name
NONE   NONE                    None

										                                   VOTING
Name of Issuer                          TITLE     CUSIP       Value     SHARES/  SH/PRN OR  INVESTMENT   OTHER    AUTHORITY
				        OF CLASS              (x$1000)  PRN AMT  PUT/CALL   DISCRETION 	MANAGERS    SOLE
--------------------------------------- ------- ------------- --------- -------- ---------- ----------  -------- ------------

Affiliated Managers Group		CS	008252108	832.09 	7,608 	    SH		SOLE	N/A	 7,608
Aixtron Spons Adr Earep 1 Ord		CS	009606104	387.77 	8,837 	    SH		SOLE	N/A	 8,837
Albemarle Corp				CS	012653101	734.10 	12,282 	    SH		SOLE	N/A	 12,282
Alliance Hldgs Gp Lp Com Uni		CS	01861G100	373.19 	7,103 	    SH		SOLE	N/A	 7,103
Altera Corp				CS	021441100     1,561.39 	35,470 	    SH		SOLE	N/A	 35,470
Amphenol Corp Cl A			CS	032095101	719.47 	13,228 	    SH		SOLE	N/A	 13,228
Analog Devices Inc			CS	032654105	720.97 	18,308 	    SH		SOLE	N/A	 18,308
Apple Inc				CS	037833100     2,381.36 	6,833 	    SH		SOLE	N/A	 6,833
At&T Inc Com				CS	00206R102	353.74 	11,556 	    SH		SOLE	N/A	 11,556
Autodesk Inc				CS	052769106	878.01 	19,905 	    SH		SOLE	N/A	 19,905
Autozone Inc Nev			CS	053332102	343.59 	1,256 	    SH		SOLE	N/A	 1,256
Baidu Com Inc Spon Adr Restg		CS	056752108     1,793.18 	13,012 	    SH		SOLE	N/A	 13,012
Bed Bath & Beyond Inc			CS	075896100	594.30 	12,312 	    SH		SOLE	N/A	 12,312
Buckeye Partners L Punit Ltd P		CS	118230101	524.52 	8,255 	    SH		SOLE	N/A	 8,255
Cardiovascular Sys Inc Del Co		CS	141619106	190.56 	17,596 	    SH		SOLE	N/A	 17,596
Cgi Group Inc Class A Sub Vtg		CS	39945C109	456.94 	21,832 	    SH		SOLE	N/A	 21,832
Chevron Corp New			CS	166764100	801.45 	7,456 	    SH		SOLE	N/A	 7,456
Chipotle Mexican Grill Inc		CS	169656105	652.60 	2,396 	    SH		SOLE	N/A	 2,396
Citrix Systems Inc			CS	177376100     1,084.86 	14,768 	    SH		SOLE	N/A	 14,768
Coach Inc				CS	189754104	645.82 	12,410 	    SH		SOLE	N/A	 12,410
Cognizant Tech Solutions		CS	192446102     1,607.81 	19,752 	    SH		SOLE	N/A	 19,752
Comcast Corp New Cl A			CS	20030N101	373.42 	15,106 	    SH		SOLE	N/A	 15,106
Concho Res Inc				CS	20605P101	725.46 	6,761 	    SH		SOLE	N/A	 6,761
Core Laboratories Nvshs			CS	N22717107	322.14 	3,153 	    SH		SOLE	N/A	 3,153
Corning Inc				CS	219350105	987.25 	47,855 	    SH		SOLE	N/A	 47,855
Ctrip Com Intl Ltd American D		CS	22943F100	255.83 	6,166 	    SH		SOLE	N/A	 6,166
Deckers Outdoor				CS	243537107	394.39 	4,578 	    SH		SOLE	N/A	 4,578
Deere & Company				CS	244199105	471.37 	4,865 	    SH		SOLE	N/A	 4,865
Devon Energy Corp New			CS	25179M103	244.75 	2,667 	    SH		SOLE	N/A	 2,667
Devry Inc				CS	251893103	275.24 	4,998 	    SH		SOLE	N/A	 4,998
Dollar Tree Inc Com			CS	256746108	605.72 	10,910 	    SH		SOLE	N/A	 10,910
Du Pont E I De Nemours &		CS	263534109	398.53 	7,250 	    SH		SOLE	N/A	 7,250
E M C Corp Mass SR Nt Cv		CB	268648AM4	209.72 	123,000     SH		SOLE	N/A	 123,000
Ebay Inc				CS	278642103	334.33 	10,771 	    SH		SOLE	N/A	 10,771
Edwards Lifesciencescorp		CS	28176E108	747.07 	8,587 	    SH		SOLE	N/A	 8,587
El Paso Corp.				CS	28336L109	762.91 	42,384 	    SH		SOLE	N/A	 42,384
Exxon Mobil Corp			CS	30231G102     1,071.90 	12,741 	    SH		SOLE	N/A	 12,741
Family Dollar Store Inc			CS	307000109	326.24 	6,357 	    SH		SOLE	N/A	 6,357
Fastenal Co				CS	311900104	800.84 	12,353 	    SH		SOLE	N/A	 12,353
Flir Sys Inc				CS	302445101	285.01 	8,235 	    SH		SOLE	N/A	 8,235
Flowserve Corp				CS	34354P105	311.44 	2,418 	    SH		SOLE	N/A	 2,418
Fmc Technologies Inc			CS	30249U101	370.55 	3,922 	    SH		SOLE	N/A	 3,922
Gamestop Corp New Cl A			CS	36467W109	287.90 	12,784 	    SH		SOLE	N/A	 12,784
Halliburton Co Holding Co		CS	406216101	402.77 	8,081 	    SH		SOLE	N/A	 8,081
Hansen Natural Corp			CS	411310105	625.25 	10,381 	    SH		SOLE	N/A	 10,381
Health Mgmt Assoc Inc Cl A		CS	421933102	133.07 	12,208 	    SH		SOLE	N/A	 12,208
Helmerich & Payne			CS	423452101	202.22 	2,944 	    SH		SOLE	N/A	 2,944
Ihs Inc Com Cl A			CS	451734107	404.97 	4,563 	    SH		SOLE	N/A	 4,563
Illumina Inc				CS	452327109	637.08 	9,092 	    SH		SOLE	N/A	 9,092
Informatica Corp			CS	45666Q102	401.13 	7,686 	    SH		SOLE	N/A	 7,686
Intl Business Mach			CS	459200101     1,007.76 	6,180 	    SH		SOLE	N/A	 6,180
Intuitive Surgical Inc Com Ne		CS	46120E602	262.77 	788 	    SH		SOLE	N/A	 788
Ishares Barclays 1-3year Treas		ETF	464287457     1,311.69 	15,662 	    SH		SOLE	N/A	 15,662
Ishares Barclays Treas Infl		ETF	464287176     1,507.72 	13,812 	    SH		SOLE	N/A	 13,812
Ishares Tr S&P U S Pfd Stk In		ETF	464288687     5,077.29 	128,053     SH		SOLE	N/A	 128,053
Johnson & Johnson			CS	478160104	356.36 	6,014 	    SH		SOLE	N/A	 6,014
Joy Global Inc				CS	481165108	634.76 	6,424 	    SH		SOLE	N/A	 6,424
Jpmorgan Chase & Co			CS	46625H100	204.96 	4,446 	    SH		SOLE	N/A	 4,446
Jpmorgan Chase & Co Alerian Ml		ETN	46625H365     5,552.35 	146,230     SH		SOLE	N/A	 146,230
Juniper Networks Inc			CS	48203R104	392.52 	9,328 	    SH		SOLE	N/A	 9,328
Lam Research Corp			CS	512807108	754.03 	13,308 	    SH		SOLE	N/A	 13,308
Lubrizol Corporation			CS	549271104	762.10 	5,689 	    SH		SOLE	N/A	 5,689
Mcdonalds Corp				CS	580135101	402.52 	5,290 	    SH		SOLE	N/A	 5,290
Microsoft Corp				CS	594918104	290.10 	11,426 	    SH		SOLE	N/A	 11,426
Netease Com Inc				CS	64110W102	364.29 	7,358 	    SH		SOLE	N/A	 7,358
Netflix Com Inc Com			CS	64110L106	936.38 	3,938 	    SH		SOLE	N/A	 3,938
Novo Nordisk A/S Adr Fmly Nov		CS	670100205	707.17 	5,647 	    SH		SOLE	N/A	 5,647
Open Text Co Com Stknpv			CS	683715106	415.43 	6,666 	    SH		SOLE	N/A	 6,666
Oracle Corporation			CS	68389X105     1,617.82 	48,390 	    SH		SOLE	N/A	 48,390
Perrigo Co				CS	714290103	773.41 	9,726 	    SH		SOLE	N/A	 9,726
Posco Spon Adr				CS	693483109	368.36 	3,223 	    SH		SOLE	N/A	 3,223
Precision Castparts Corp		CS	740189105	296.27 	2,013 	    SH		SOLE	N/A	 2,013
Priceline Com Inc Com New		CS	741503403	349.95 	691 	    SH		SOLE	N/A	 691
Procter & Gamble Co			CS	742718109	316.52 	5,138 	    SH		SOLE	N/A	 5,138
Public Service Enterprise		CS	744573106	284.22 	9,020 	    SH		SOLE	N/A	 9,020
Qualcomm Inc				CS	747525103	877.94 	16,012 	    SH		SOLE	N/A	 16,012
Rayonier Inc				CS	754907103	274.48 	4,405 	    SH		SOLE	N/A	 4,405
Research In Motion Ltd			CS	760975102	258.27 	4,568 	    SH		SOLE	N/A	 4,568
Resmed Inc				CS	761152107	251.31 	8,377 	    SH		SOLE	N/A	 8,377
Riverbed Technology Inc Com		CS	768573107	291.49 	7,742 	    SH		SOLE	N/A	 7,742
Rockwell Automation Inc			CS	773903109	391.95 	4,141 	    SH		SOLE	N/A	 4,141
Sandisk Corp				CS	80004C101	307.42 	6,670 	    SH		SOLE	N/A	 6,670
Sap Ag Spon Adr				CS	803054204	907.45 	14,789 	    SH		SOLE	N/A	 14,789
Sei Investment Co Frmly Sei		CS	784117103	269.61 	11,290 	    SH		SOLE	N/A	 11,290
Siemens A G Spon Adr			CS	826197501	208.07 	1,515 	    SH		SOLE	N/A	 1,515
Sohu.Com Inc				CS	83408W103	676.99 	7,576 	    SH		SOLE	N/A	 7,576
St Jude Medical Inc			CS	790849103	211.09 	4,118 	    SH		SOLE	N/A	 4,118
Stericycle Inc				CS	858912108	392.90 	4,431 	    SH		SOLE	N/A	 4,431
Suntrust Banks Inc			CS	867914103	471.10 	16,335 	    SH		SOLE	N/A	 16,335
Tempur Pedic Intl Inc			CS	88023U101	409.03 	8,074 	    SH		SOLE	N/A	 8,074
Teradata Corp Del Com			CS	88076W103	861.80 	16,998 	    SH		SOLE	N/A	 16,998
Texas Instruments Inc			CS	882508104	983.02 	28,444 	    SH		SOLE	N/A	 28,444
Timken Co				CS	887389104	464.95 	8,890 	    SH		SOLE	N/A	 8,890
Tjx Companies Inc			CS	872540109	462.19 	9,294 	    SH		SOLE	N/A	 9,294
Torchmark Corp				CS	891027104	743.65 	11,186 	    SH		SOLE	N/A	 11,186
Verisign Inc				CS	92343E102	734.88 	20,295 	    SH		SOLE	N/A	 20,295
Verizon Communicat			CS	92343V104	285.16 	7,399 	    SH		SOLE	N/A	 7,399
Walgreen Company			CS	931422109	447.40 	11,146 	    SH		SOLE	N/A	 11,146
Watson Pharmaceut			CS	942683103	376.00 	6,713 	    SH		SOLE	N/A	 6,713
Williams Partners Lpcom Unit L		CS	96950F104       278.11 	5,369 	    SH		SOLE	N/A	 5,369
Wisdomtree Tr India Earn		ETF	97717W422     1,301.31 	52,472 	    SH		SOLE	N/A	 52,472
Xilinx Inc				CS	983919101     1,083.58 	33,036 	    SH		SOLE	N/A	 33,036